UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Western Asset Core Plus VIT Portfolio
Class I	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Core Plus VIT Portfolio for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I1	$56	0.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of Western Asset Core Plus VIT Portfolio returned 7.75%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index and the Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index, which returned 7.30% and 8.62%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured product positioning as spreads generally tightened
↑	Emerging market exposure, as U.S. dollar-denominated emerging market spreads tightened

Top detractors from performance:
↓	Duration positioning as intermediate to long end yields rose
↓	Yield curve positioning as the curve steepened and front-end yields outperformed
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives contributed to performance.
Western Asset Core Plus VIT Portfolio	PAGE 1	7391-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class I 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class I	7.75	-1.44	2.11
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index	8.62	4.50	6.52
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$125,215,363
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	861
Total Management Fee Paid	$491,790
Portfolio Turnover Rate	120%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Core Plus VIT Portfolio	PAGE 2	7391-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Plus VIT Portfolio	PAGE 3	7391-ATSR-0226

Western Asset Core Plus VIT Portfolio
Class II	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Core Plus VIT Portfolio for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II1	$82	0.79%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class II shares of Western Asset Core Plus VIT Portfolio returned 7.69%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index and the Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index, which returned 7.30% and 8.62%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured product positioning as spreads generally tightened
↑	Emerging market exposure, as U.S. dollar-denominated emerging market spreads tightened

Top detractors from performance:
↓	Duration positioning as intermediate to long end yields rose
↓	Yield curve positioning as the curve steepened and front-end yields outperformed
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures, options, and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives contributed to performance.
Western Asset Core Plus VIT Portfolio	PAGE 1	7168-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class II 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class II	7.69	-1.67	1.85
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. Corporate High Yield - 2% Issuer Cap Index	8.62	4.50	6.52
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$125,215,363
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	861
Total Management Fee Paid	$491,790
Portfolio Turnover Rate	120%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Core Plus VIT Portfolio	PAGE 2	7168-ATSR-0226

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Plus VIT Portfolio	PAGE 3	7168-ATSR-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $146,739 in December 31, 2024 and $148,206 in December 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $30,000 in December 31, 2024 and $30,000 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $334,889 in December 31, 2024 and $344,935 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Core Plus VIT Portfolio
Financial Statements and Other Important Information
Annual  | December 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
December 31, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 30.6%
Communication Services — 4.7%
Diversified Telecommunication Services — 1.4%
AT&T Inc., Senior Notes	2.300%	6/1/27	140,000	$136,871
AT&T Inc., Senior Notes	2.250%	2/1/32	170,000	149,179
AT&T Inc., Senior Notes	2.550%	12/1/33	40,000	34,151
AT&T Inc., Senior Notes	5.375%	8/15/35	150,000	153,769
AT&T Inc., Senior Notes	5.350%	9/1/40	20,000	19,704
AT&T Inc., Senior Notes	5.550%	8/15/41	10,000	9,963
AT&T Inc., Senior Notes	4.350%	6/15/45	68,000	56,159
AT&T Inc., Senior Notes	3.550%	9/15/55	96,000	63,972
AT&T Inc., Senior Notes	3.800%	12/1/57	10,000	6,884
AT&T Inc., Senior Notes	3.650%	9/15/59	30,000	19,799
NTT Finance Corp., Senior Notes	4.876%	7/16/30	200,000	203,723 (a)
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	50,000	49,833
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	60,000	57,491
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	80,000	70,454
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	132,000	120,588
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	70,000	68,920
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	182,000	179,258
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	100,000	100,789
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	80,000	57,174
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	50,000	39,199
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	10,000	8,028
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	50,000	40,132
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	10,000	9,665
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	100,000	76,484
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	30,000	18,651
Total Diversified Telecommunication Services				1,750,840
Entertainment — 0.1%
Walt Disney Co., Senior Notes	6.650%	11/15/37	50,000	57,154
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	23,000	22,888
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	10,000	9,729
Total Entertainment				89,771
Interactive Media & Services — 0.6%
Alphabet Inc., Senior Notes	4.500%	5/15/35	30,000	29,856
Alphabet Inc., Senior Notes	4.700%	11/15/35	80,000	80,051
Alphabet Inc., Senior Notes	5.350%	11/15/45	30,000	29,833
Alphabet Inc., Senior Notes	5.250%	5/15/55	40,000	38,339
Alphabet Inc., Senior Notes	5.450%	11/15/55	20,000	19,634
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Interactive Media & Services — continued
Alphabet Inc., Senior Notes	5.300%	5/15/65	40,000	$37,649
Meta Platforms Inc., Senior Notes	4.600%	11/15/32	240,000	241,999
Meta Platforms Inc., Senior Notes	4.875%	11/15/35	60,000	59,943
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	90,000	87,446
Meta Platforms Inc., Senior Notes	5.625%	11/15/55	60,000	57,632
Meta Platforms Inc., Senior Notes	5.750%	11/15/65	120,000	114,564
Total Interactive Media & Services				796,946
Media — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	260,000	237,817 (a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	220,000	218,963
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	150,000	151,782
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	40,000	36,009
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	120,000	113,083
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	80,000	84,170
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	80,000	73,823
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	10,000	8,243
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	30,000	25,619
Comcast Corp., Senior Notes	3.300%	4/1/27	40,000	39,750
Comcast Corp., Senior Notes	4.150%	10/15/28	60,000	60,339
Comcast Corp., Senior Notes	3.400%	4/1/30	50,000	48,506
Comcast Corp., Senior Notes	4.250%	10/15/30	170,000	170,162
Comcast Corp., Senior Notes	3.750%	4/1/40	40,000	33,000
Comcast Corp., Senior Notes	3.969%	11/1/47	80,000	59,991
Comcast Corp., Senior Notes	5.350%	5/15/53	130,000	116,870
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	30,000	$29,115 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	10,000	9,824 (a)
Fox Corp., Senior Notes	6.500%	10/13/33	30,000	33,143
Fox Corp., Senior Notes	5.476%	1/25/39	40,000	40,148
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	40,000	40,867
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	10,000	10,721
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	90,000	83,358
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	20,000	20,645 (a)
Total Media				1,745,948
Wireless Telecommunication Services — 1.2%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	510,000	312,293 (a)
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	100,000	100,970
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	20,000	19,955
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	20,000	19,943
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	60,000	57,287
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	60,000	58,494
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	370,000	363,920
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	50,000	45,693
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	50,000	46,432
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	130,000	124,335
T-Mobile USA Inc., Senior Notes	2.700%	3/15/32	150,000	134,906
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	190,000	194,290
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	30,000	26,925
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	20,000	14,911
Total Wireless Telecommunication Services				1,520,354

Total Communication Services				5,903,859
Consumer Discretionary — 2.1%
Automobile Components — 0.1%
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	160,000	161,834 (a)
Automobiles — 0.2%
Ford Motor Co., Senior Notes	6.100%	8/19/32	40,000	41,233
General Motors Co., Senior Notes	5.600%	10/15/32	40,000	41,855
General Motors Co., Senior Notes	6.600%	4/1/36	10,000	10,894
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	20,000	20,046
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobiles — continued
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	100,000	$86,500 (a)
Total Automobiles				200,528
Broadline Retail — 0.5%
Amazon.com Inc., Senior Notes	4.100%	11/20/30	190,000	190,264
Amazon.com Inc., Senior Notes	4.350%	3/20/33	40,000	39,881
Amazon.com Inc., Senior Notes	4.650%	11/20/35	60,000	59,781
Amazon.com Inc., Senior Notes	3.875%	8/22/37	80,000	73,418
Amazon.com Inc., Senior Notes	2.500%	6/3/50	90,000	53,892
Amazon.com Inc., Senior Notes	4.250%	8/22/57	20,000	16,051
Prosus NV, Senior Notes	3.061%	7/13/31	260,000	236,857 (a)
Total Broadline Retail				670,144
Hotels, Restaurants & Leisure — 1.1%
Carnival Corp., Senior Notes	6.125%	2/15/33	120,000	123,974 (a)
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	40,000	41,020
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	50,000	48,849
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	70,000	73,152
Las Vegas Sands Corp., Senior Notes	6.000%	6/14/30	10,000	10,494
McDonald’s Corp., Senior Notes	3.600%	7/1/30	90,000	88,369
McDonald’s Corp., Senior Notes	4.200%	4/1/50	110,000	89,029
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	30,000	29,903 (a)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	10,000	10,001 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	70,000	71,585 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	180,000	185,012 (a)
Sands China Ltd., Senior Notes	2.300%	3/8/27	200,000	195,440
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	190,008
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	60,000	60,562 (a)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	90,000	91,436 (a)
Total Hotels, Restaurants & Leisure				1,308,834
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	3.900%	12/6/28	10,000	10,039
Home Depot Inc., Senior Notes	2.700%	4/15/30	70,000	66,224
Home Depot Inc., Senior Notes	3.300%	4/15/40	70,000	57,227
Home Depot Inc., Senior Notes	3.900%	6/15/47	10,000	7,985
Home Depot Inc., Senior Notes	3.350%	4/15/50	110,000	77,715
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	40,000	40,522
Total Specialty Retail				259,712
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Textiles, Apparel & Luxury Goods — 0.0%††
NIKE Inc., Senior Notes	3.250%	3/27/40	40,000	$32,501

Total Consumer Discretionary				2,633,553
Consumer Staples — 1.0%
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	75,000	69,410
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	50,000	49,949
Total Beverages				119,359
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.000%	9/15/34	80,000	80,473
Food Products — 0.2%
Mars Inc., Senior Notes	5.000%	3/1/32	20,000	20,622 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	60,000	61,692 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	150,000	149,526 (a)
Total Food Products				231,840
Personal Care Products — 0.0%††
Kenvue Inc., Senior Notes	4.900%	3/22/33	40,000	40,832
Tobacco — 0.6%
Altria Group Inc., Senior Notes	4.800%	2/14/29	13,000	13,226
Altria Group Inc., Senior Notes	2.450%	2/4/32	100,000	88,529
Altria Group Inc., Senior Notes	6.875%	11/1/33	70,000	79,098
Altria Group Inc., Senior Notes	3.875%	9/16/46	40,000	30,145
Altria Group Inc., Senior Notes	5.950%	2/14/49	120,000	120,369
BAT Capital Corp., Senior Notes	3.557%	8/15/27	40,000	39,719
BAT Capital Corp., Senior Notes	4.540%	8/15/47	80,000	66,427
BAT Capital Corp., Senior Notes	7.081%	8/2/53	10,000	11,349
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	90,000	92,150
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	20,000	20,735
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	90,000	93,057
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	10,000	8,972
Reynolds American Inc., Senior Notes	5.850%	8/15/45	80,000	78,974
Total Tobacco				742,750

Total Consumer Staples				1,215,254
Energy — 4.6%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	4.850%	11/15/35	20,000	19,745
Halliburton Co., Senior Notes	5.000%	11/15/45	30,000	26,841
Total Energy Equipment & Services				46,586
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — 4.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	70,000	$74,331 (a)
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	40,000	39,235
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	40,000	26,181
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	20,000	18,517 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	160,000	140,263 (a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	30,000	29,960
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	20,000	19,481
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	80,000	73,721
Chevron Corp., Senior Notes	3.078%	5/11/50	10,000	6,793
Chord Energy Corp., Senior Notes	6.000%	10/1/30	50,000	50,803 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	90,000	96,375 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	90,000	88,159 (a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	240,000	239,241
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	110,000	110,432
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	40,000	37,984 (a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	80,000	77,483
Ecopetrol SA, Senior Notes	5.875%	5/28/45	220,000	163,868
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	50,000	50,431 (b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	50,000	51,393 (b)(c)
Energy Transfer LP, Senior Notes	4.950%	6/15/28	40,000	40,670
Energy Transfer LP, Senior Notes	5.250%	4/15/29	30,000	30,837
Energy Transfer LP, Senior Notes	3.750%	5/15/30	60,000	58,414
Energy Transfer LP, Senior Notes	5.550%	5/15/34	140,000	144,080
Energy Transfer LP, Senior Notes	5.300%	4/1/44	10,000	9,104
Energy Transfer LP, Senior Notes	5.400%	10/1/47	10,000	8,996
Energy Transfer LP, Senior Notes	6.250%	4/15/49	50,000	49,558
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	100,000	100,639
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	30,000	29,112
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	20,000	19,009
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	4.850%	1/31/34	110,000	$111,320
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	80,000	90,184
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	20,000	24,086
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	10,000	9,136
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	40,000	38,794
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	30,000	29,913 (c)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	30,000	27,939
EQT Corp., Senior Notes	5.000%	1/15/29	70,000	70,992
EQT Corp., Senior Notes	3.625%	5/15/31	90,000	84,698 (a)
Expand Energy Corp., Senior Notes	5.375%	3/15/30	100,000	101,378
Expand Energy Corp., Senior Notes	4.750%	2/1/32	80,000	78,941
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	70,000	50,280
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	110,000	114,450 (a)
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	140,000	143,836 (a)
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	204,558 (a)
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	10,000	9,618
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	30,000	30,168
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	40,000	46,466
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	10,000	9,164
MPLX LP, Senior Notes	4.800%	2/15/29	10,000	10,162
MPLX LP, Senior Notes	4.500%	4/15/38	120,000	109,489
MPLX LP, Senior Notes	4.700%	4/15/48	10,000	8,327
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	50,000	49,569
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	410,000	396,880
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	70,000	80,096
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	30,000	31,991
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	70,000	71,408
ONEOK Inc., Senior Notes	5.550%	11/1/26	20,000	20,223
ONEOK Inc., Senior Notes	5.800%	11/1/30	40,000	42,184
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
ONEOK Inc., Senior Notes	6.050%	9/1/33	20,000	$21,319
ONEOK Inc., Senior Notes	6.625%	9/1/53	20,000	20,967
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	90,000	92,363 (a)
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	60,000	54,439
Range Resources Corp., Senior Notes	4.750%	2/15/30	40,000	39,503 (a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	260,000	190,693 (a)
Shell Finance US Inc., Senior Notes	2.750%	4/6/30	80,000	75,946
Shell Finance US Inc., Senior Notes	4.375%	5/11/45	30,000	25,921
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	50,000	57,840
Targa Resources Corp., Senior Notes	4.950%	4/15/52	50,000	42,766
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	80,000	80,023
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	20,000	20,315
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	60,000	60,382
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	10,000	9,546
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	50,000	47,199 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	10,000	10,811 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	30,000	30,668 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	10,000	10,955 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	230,000	235,695 (a)
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	50,000	51,057
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	20,000	20,098
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	80,000	78,410
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	50,000	42,835
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	40,000	$38,396
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	30,000	34,073
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	80,000	91,396
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	20,000	24,294
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	180,000	183,264
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	110,000	96,793
Total Oil, Gas & Consumable Fuels				5,769,287

Total Energy				5,815,873
Financials — 8.9%
Banks — 6.1%
Banco Santander SA, Senior Notes	4.551%	11/6/30	200,000	200,262
Bank of America Corp., Senior Notes	3.500%	4/19/26	150,000	149,822
Bank of America Corp., Senior Notes	5.000%	1/21/44	80,000	77,217
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	240,000	216,518 (c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	290,000	270,324 (c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	20,000	18,297 (c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	481,000	475,104 (c)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. Term SOFR + 1.452%)	3.946%	1/23/49	50,000	40,121 (c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	40,000	39,796 (c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	130,000	104,251 (c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	160,000	134,561 (c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	60,000	60,255 (c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	180,000	179,614 (c)
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	40,000	40,030
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	120,000	120,300
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	30,000	$29,654 (c)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	200,000	212,783 (a)(b)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	290,000	295,550 (a)(c)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	200,000	213,211 (a)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	200,000	200,851 (a)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	160,000	162,669 (b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	37,000	47,474
Citigroup Inc., Senior Notes	4.650%	7/30/45	45,000	40,616
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	430,000	398,573 (c)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	80,000	76,392 (c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	110,000	110,013 (c)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	120,000	121,039 (c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	50,000	50,613 (c)
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	210,000	211,424
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	170,000	170,090
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	200,000	200,465 (a)(c)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	200,000	187,029 (c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	350,000	326,125 (c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	210,000	189,579 (c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	40,000	31,441 (c)
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	40,000	$27,248 (c)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. Term SOFR + 1.207%)	3.509%	1/23/29	240,000	237,864 (c)
JPMorgan Chase & Co., Subordinated Notes (5.576% to 7/23/35 then SOFR + 1.635%)	5.576%	7/23/36	130,000	134,528 (c)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	120,000	124,487 (c)
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	80,000	77,748
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	50,000	52,152
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	20,000	19,976
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	100,000	100,819 (c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	90,000	93,582 (c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	50,000	53,372 (c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	140,000	139,004
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	210,000	210,518
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	160,000	156,382 (c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	50,000	46,682 (c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	110,000	110,753 (c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	440,000	402,410 (c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	60,000	62,938 (c)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	120,000	124,361 (c)
Total Banks				7,576,887
Capital Markets — 2.3%
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	110,000	111,233
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	50,000	54,524 (c)
CI Financial Corp., Senior Notes	7.500%	5/30/29	140,000	148,989 (a)
Credit Suisse AG AT1 Claim	—	—	590,000	0 *(d)(e)(f)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	140,000	$139,551
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	100,000	109,625
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	20,000	18,140
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	260,000	234,776 (c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	30,000	22,019 (c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	20,000	15,503 (c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	40,000	39,787 (c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	120,000	119,337 (c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	260,000	260,764 (c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	30,000	26,918 (c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	140,000	136,074 (c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	200,000	198,907 (c)
Morgan Stanley, Senior Notes (4.892% to 10/22/35 then SOFR + 1.314%)	4.892%	10/22/36	250,000	247,882 (c)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	60,000	52,782 (c)
UBS AG, Senior Notes	4.500%	6/26/48	200,000	174,584
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	260,000	286,052 (a)(b)(c)
UBS Group AG, Senior Notes	4.550%	4/17/26	250,000	250,435
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	247,704 (a)(c)
Total Capital Markets				2,895,586
Consumer Finance — 0.0%††
American Express Co., Senior Notes	4.050%	5/3/29	50,000	50,220
Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	150,000	148,002
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — continued
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	70,000	$58,759
Block Inc., Senior Notes	6.000%	8/15/33	60,000	61,630 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	50,000	52,568 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	20,000	20,365 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	40,000	41,778 (a)
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	30,000	27,799
Visa Inc., Senior Notes	4.300%	12/14/45	50,000	43,677
Total Financial Services				454,578
Insurance — 0.1%
Aon North America Inc., Senior Notes	5.450%	3/1/34	60,000	62,373
Asurion LLC and Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	60,000	62,288 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	8,000	9,188 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	60,000	54,553 (a)
Total Insurance				188,402

Total Financials				11,165,673
Health Care — 3.1%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	4.800%	3/15/29	200,000	204,952
AbbVie Inc., Senior Notes	3.200%	11/21/29	270,000	261,911
AbbVie Inc., Senior Notes	4.950%	3/15/31	80,000	82,747
AbbVie Inc., Senior Notes	5.050%	3/15/34	120,000	123,363
AbbVie Inc., Senior Notes	4.875%	11/14/48	10,000	9,114
AbbVie Inc., Senior Notes	4.250%	11/21/49	100,000	82,420
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	45,360
Total Biotechnology				809,867
Health Care Equipment & Supplies — 0.3%
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	8,000	7,111
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	60,000	62,101 (a)
Solventum Corp., Senior Notes	5.400%	3/1/29	39,000	40,400
Solventum Corp., Senior Notes	5.450%	3/13/31	100,000	104,441
Solventum Corp., Senior Notes	5.600%	3/23/34	50,000	52,044
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Equipment & Supplies — continued
Solventum Corp., Senior Notes	5.900%	4/30/54	98,000	$98,508
Total Health Care Equipment & Supplies				364,605
Health Care Providers & Services — 1.6%
Centene Corp., Senior Notes	4.250%	12/15/27	50,000	49,737
Centene Corp., Senior Notes	3.375%	2/15/30	10,000	9,218
Cigna Group, Senior Notes	4.375%	10/15/28	140,000	141,300
Cigna Group, Senior Notes	4.800%	8/15/38	40,000	38,328
CVS Health Corp., Senior Notes	3.625%	4/1/27	30,000	29,852
CVS Health Corp., Senior Notes	4.300%	3/25/28	136,000	136,482
CVS Health Corp., Senior Notes	3.750%	4/1/30	140,000	136,755
CVS Health Corp., Senior Notes	2.125%	9/15/31	80,000	70,303
CVS Health Corp., Senior Notes	4.125%	4/1/40	9,000	7,700
CVS Health Corp., Senior Notes	5.125%	7/20/45	50,000	45,264
Elevance Health Inc., Senior Notes	4.100%	5/15/32	40,000	38,935
Elevance Health Inc., Senior Notes	4.550%	5/15/52	70,000	58,302
HCA Inc., Senior Notes	5.250%	6/15/26	30,000	30,024
HCA Inc., Senior Notes	5.375%	9/1/26	60,000	60,132
HCA Inc., Senior Notes	4.500%	2/15/27	40,000	40,093
HCA Inc., Senior Notes	5.625%	9/1/28	100,000	103,104
HCA Inc., Senior Notes	5.500%	6/15/47	120,000	113,568
Humana Inc., Senior Notes	3.950%	3/15/27	410,000	408,995
Humana Inc., Senior Notes	2.150%	2/3/32	30,000	26,016
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	30,000	27,374
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	20,000	18,044
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	90,000	88,887
UnitedHealth Group Inc., Senior Notes	5.000%	4/15/34	100,000	101,743
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	20,000	16,383
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	16,851
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	30,000	19,242
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	100,000	67,786
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	50,000	35,942
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	10,000	6,067
Total Health Care Providers & Services				1,942,427
Pharmaceuticals — 0.6%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	200,000	208,154 (a)
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	80,000	83,331
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	100,000	103,989
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	120,000	121,702
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	30,000	28,054
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — continued
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	100,000	$92,168
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	70,000	43,371
Pfizer Inc., Senior Notes	1.700%	5/28/30	70,000	63,486
Wyeth LLC, Senior Notes	5.950%	4/1/37	10,000	10,766
Total Pharmaceuticals				755,021

Total Health Care				3,871,920
Industrials — 2.3%
Aerospace & Defense — 1.2%
Boeing Co., Senior Notes	3.100%	5/1/26	20,000	19,924
Boeing Co., Senior Notes	2.700%	2/1/27	40,000	39,435
Boeing Co., Senior Notes	2.800%	3/1/27	50,000	49,267
Boeing Co., Senior Notes	3.200%	3/1/29	50,000	48,493
Boeing Co., Senior Notes	3.550%	3/1/38	20,000	16,895
Boeing Co., Senior Notes	3.750%	2/1/50	30,000	21,846
Boeing Co., Senior Notes	6.858%	5/1/54	40,000	44,955
Bombardier Inc., Senior Notes	7.250%	7/1/31	10,000	10,669 (a)
Bombardier Inc., Senior Notes	6.750%	6/15/33	30,000	31,747 (a)
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	9,173
Howmet Aerospace Inc., Senior Notes	4.550%	11/15/32	70,000	70,336
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	40,000	40,010
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	20,000	19,169
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	60,000	58,804
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	30,000	29,492
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	190,000	151,960
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	30,000	27,904
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	80,000	79,003
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	150,000	141,949
RTX Corp., Senior Notes	4.125%	11/16/28	180,000	180,761
RTX Corp., Senior Notes	2.250%	7/1/30	150,000	138,187
RTX Corp., Senior Notes	6.000%	3/15/31	90,000	96,977
RTX Corp., Senior Notes	4.500%	6/1/42	80,000	72,546
RTX Corp., Senior Notes	3.030%	3/15/52	80,000	52,214
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	60,000	63,133 (a)
Total Aerospace & Defense				1,514,849
Building Products — 0.1%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	60,000	62,492 (a)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Commercial Services & Supplies — 0.1%
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	60,000	$62,055 (a)
Waste Connections Inc., Senior Notes	5.000%	3/1/34	70,000	71,553
Total Commercial Services & Supplies				133,608
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	30,000	18,918
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	80,000	53,134
Union Pacific Corp., Senior Notes	2.891%	4/6/36	240,000	203,074
Union Pacific Corp., Senior Notes	3.839%	3/20/60	90,000	65,157
Union Pacific Corp., Senior Notes	3.750%	2/5/70	60,000	40,602
Total Ground Transportation				380,885
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	130,000	132,468
Passenger Airlines — 0.3%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	140,000	146,512 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	20,000	20,125 (a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	20,000	19,987 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	230,000	229,165 (a)
Total Passenger Airlines				415,789
Trading Companies & Distributors — 0.2%
Air Lease Corp., Senior Notes	5.300%	2/1/28	100,000	101,881
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	20,000	21,060 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	20,000	21,220 (a)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	60,000	62,713 (a)
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	60,000	62,575 (a)
Total Trading Companies & Distributors				269,449

Total Industrials				2,909,540
Information Technology — 1.2%
Electronic Equipment, Instruments & Components — 0.0%††
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	30,000	31,604 (a)
IT Services — 0.0%††
Mastercard Inc., Senior Notes	3.850%	3/26/50	30,000	23,519
Semiconductors & Semiconductor Equipment — 0.6%
Broadcom Inc., Senior Notes	4.150%	11/15/30	20,000	19,926
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Semiconductors & Semiconductor Equipment — continued
Broadcom Inc., Senior Notes	3.137%	11/15/35	170,000	$146,462 (a)
Broadcom Inc., Senior Notes	4.800%	2/15/36	50,000	49,357
Broadcom Inc., Senior Notes	4.926%	5/15/37	10,000	9,874 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	200,000	205,581 (a)
Intel Corp., Senior Notes	4.750%	3/25/50	70,000	57,168
Intel Corp., Senior Notes	3.050%	8/12/51	20,000	12,308
Micron Technology Inc., Senior Notes	5.300%	1/15/31	60,000	62,217
Micron Technology Inc., Senior Notes	5.875%	2/9/33	50,000	53,288
Micron Technology Inc., Senior Notes	6.050%	11/1/35	40,000	42,699
NVIDIA Corp., Senior Notes	3.700%	4/1/60	90,000	65,848
QUALCOMM Inc., Senior Notes	5.000%	5/20/35	70,000	71,115
Total Semiconductors & Semiconductor Equipment				795,843
Software — 0.6%
Microsoft Corp., Senior Notes	3.450%	8/8/36	5,000	4,571
Microsoft Corp., Senior Notes	2.921%	3/17/52	45,000	29,517
Oracle Corp., Senior Notes	2.950%	4/1/30	10,000	9,235
Oracle Corp., Senior Notes	4.650%	5/6/30	120,000	118,990
Oracle Corp., Senior Notes	2.875%	3/25/31	130,000	116,864
Oracle Corp., Senior Notes	4.800%	9/26/32	40,000	38,628
Oracle Corp., Senior Notes	5.200%	9/26/35	30,000	28,753
Oracle Corp., Senior Notes	5.875%	9/26/45	70,000	63,254
Oracle Corp., Senior Notes	3.600%	4/1/50	20,000	12,472
Oracle Corp., Senior Notes	5.375%	9/27/54	70,000	56,657
Oracle Corp., Senior Notes	5.950%	9/26/55	70,000	62,066
Synopsys Inc., Senior Notes	4.850%	4/1/30	40,000	40,866
Synopsys Inc., Senior Notes	5.000%	4/1/32	30,000	30,679
Synopsys Inc., Senior Notes	5.150%	4/1/35	30,000	30,501
Synopsys Inc., Senior Notes	5.700%	4/1/55	50,000	49,653
Total Software				692,706

Total Information Technology				1,543,672
Materials — 1.2%
Chemicals — 0.3%
OCP SA, Senior Notes	7.500%	5/2/54	340,000	377,159 (a)
Construction Materials — 0.0%††
Amrize Finance US LLC, Senior Notes	4.950%	4/7/30	10,000	10,229
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	40,000	41,272
Total Construction Materials				51,501
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — 0.6%
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	60,000	$61,232
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	30,000	30,238
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	40,000	41,276
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	120,000	116,258
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	50,000	49,973 (a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	70,000	69,820 (a)
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	120,000	125,384 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	50,000	51,664 (a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	150,000	143,911
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	10,000	10,247
Total Metals & Mining				700,003
Paper & Forest Products — 0.3%
Georgia-Pacific LLC, Senior Notes	4.950%	6/30/32	90,000	92,659 (a)
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	190,000	170,200
Suzano Netherlands BV, Senior Notes	5.500%	1/15/36	70,000	69,441
Total Paper & Forest Products				332,300

Total Materials				1,460,963
Real Estate — 0.1%
Specialized REITs — 0.1%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	50,000	51,193 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	10,000	10,098 (a)

Total Real Estate				61,291
Utilities — 1.4%
Electric Utilities — 1.3%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	70,000	63,122 (a)
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	300,000	272,762 (g)
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	50,000	50,577
Duke Energy Ohio Inc., First Mortgage Bonds	3.650%	2/1/29	40,000	39,651
Exelon Corp., Senior Notes	5.625%	6/15/35	90,000	94,261
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	80,000	79,729
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	110,000	96,940
Florida Power & Light Co., First Mortgage Bonds	5.700%	3/15/55	60,000	60,912
Georgia Power Co., Senior Notes	5.200%	3/15/35	50,000	51,339
NRG Energy Inc., Senior Notes	5.750%	1/15/34	30,000	30,321 (a)
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
NRG Energy Inc., Senior Notes	6.000%	1/15/36	170,000	$172,341 (a)
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	50,000	49,974 (a)
Oglethorpe Power Corp., First Mortgage Bonds	5.900%	2/1/55	60,000	59,577
Oncor Electric Delivery Co. LLC, Secured Notes	5.800%	4/1/55	20,000	20,142 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.350%	4/1/35	40,000	41,260 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	80,000	77,606
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	70,000	63,086
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	30,000	22,786
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	70,000	47,293
RWE Finance US LLC, Senior Notes	5.125%	9/18/35	150,000	149,215 (a)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	70,000	72,430 (a)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	20,000	21,078 (a)
Total Electric Utilities				1,636,402
Independent Power and Renewable Electricity Producers — 0.0%††
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	30,000	31,918 (a)
Multi-Utilities — 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	10,000	9,691
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	50,000	39,050
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	30,000	34,030
Total Multi-Utilities				82,771

Total Utilities				1,751,091
Total Corporate Bonds & Notes (Cost — $38,993,962)				38,332,689
Mortgage-Backed Securities — 26.2%
FHLMC — 3.9%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/32	12,205	11,930
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33- 1/1/38	47,653	46,434
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/40- 3/1/52	2,428,298	2,077,637
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40- 5/1/41	645,200	551,213
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	10/1/52	611,169	$616,868
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	5/1/53- 7/1/53	737,254	730,690
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	11/1/53- 4/1/54	307,495	314,066
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.618%)	5.002%	11/1/47	137,810	142,475 (c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.627%)	3.008%	11/1/48	169,392	169,694 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/45	211,389	201,262
Total FHLMC				4,862,269
FNMA — 16.1%
Federal National Mortgage Association (FNMA)	4.760%	6/1/29	500,000	511,293
Federal National Mortgage Association (FNMA)	3.000%	4/1/36- 6/1/52	791,282	740,004
Federal National Mortgage Association (FNMA)	2.500%	9/1/36- 6/1/62	1,564,272	1,364,470
Federal National Mortgage Association (FNMA)	3.500%	2/1/37- 1/1/50	1,105,343	1,045,109
Federal National Mortgage Association (FNMA)	3.870%	5/1/37	100,000	93,716
Federal National Mortgage Association (FNMA)	2.000%	10/1/40- 5/1/52	1,922,364	1,628,798
Federal National Mortgage Association (FNMA)	4.000%	10/1/40- 6/1/57	866,724	837,928
Federal National Mortgage Association (FNMA)	4.500%	3/1/50- 1/1/59	327,933	324,899
Federal National Mortgage Association (FNMA)	5.000%	7/1/52	214,894	219,004
Federal National Mortgage Association (FNMA)	6.000%	7/1/53	135,850	140,816
Federal National Mortgage Association (FNMA)	5.500%	8/1/54	1,434,277	1,455,948
Federal National Mortgage Association (FNMA)	2.500%	1/1/56	3,300,000	2,790,305 (h)
Federal National Mortgage Association (FNMA)	3.000%	1/1/56	2,800,000	2,477,016 (h)
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	4.000%	1/1/56	400,000	$379,464 (h)
Federal National Mortgage Association (FNMA)	4.500%	1/1/56	1,200,000	1,171,652 (h)
Federal National Mortgage Association (FNMA)	5.000%	1/1/56	1,000,000	997,422 (h)
Federal National Mortgage Association (FNMA)	5.500%	1/1/56	700,000	709,897 (h)
Federal National Mortgage Association (FNMA)	6.000%	1/1/56	2,900,000	2,977,963 (h)
Federal National Mortgage Association (FNMA)	3.500%	2/1/56	300,000	276,434 (h)
Total FNMA				20,142,138
GNMA — 6.2%
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 10/15/42	72,739	66,933
Government National Mortgage Association (GNMA)	3.500%	5/15/50	31,519	28,836
Government National Mortgage Association (GNMA) II	4.000%	10/20/45- 11/20/49	466,355	448,904
Government National Mortgage Association (GNMA) II	3.500%	1/20/46- 10/20/47	504,269	463,652
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 4/20/52	904,472	805,623
Government National Mortgage Association (GNMA) II	2.500%	10/20/51	269,951	231,761
Government National Mortgage Association (GNMA) II	4.500%	8/20/52- 9/20/52	451,849	442,091
Government National Mortgage Association (GNMA) II	5.000%	9/20/52- 8/20/53	295,340	297,105
Government National Mortgage Association (GNMA) II	5.500%	2/20/53	215,359	218,244
Government National Mortgage Association (GNMA) II	6.000%	2/20/54	330,365	342,940
Government National Mortgage Association (GNMA) II	2.000%	1/1/56	800,000	662,747 (h)
Government National Mortgage Association (GNMA) II	2.500%	1/1/56	1,600,000	1,380,375 (h)
Government National Mortgage Association (GNMA) II	3.000%	1/1/56	600,000	539,227 (h)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	3.500%	1/1/56	700,000	$637,136 (h)
Government National Mortgage Association (GNMA) II	4.000%	1/1/56	200,000	188,961 (h)
Government National Mortgage Association (GNMA) II	4.500%	1/1/56	400,000	389,688 (h)
Government National Mortgage Association (GNMA) II	6.000%	2/1/56	600,000	611,086 (h)
Total GNMA				7,755,309

Total Mortgage-Backed Securities (Cost — $33,161,446)				32,759,716
U.S. Government & Agency Obligations — 21.1%
U.S. Government Obligations — 21.1%
U.S. Treasury Bonds	1.375%	11/15/40	240,000	155,878
U.S. Treasury Bonds	2.000%	11/15/41	770,000	537,677
U.S. Treasury Bonds	3.625%	8/15/43	80,000	69,081
U.S. Treasury Bonds	4.500%	2/15/44	150,000	145,166
U.S. Treasury Bonds	3.125%	8/15/44	110,000	87,098
U.S. Treasury Bonds	4.125%	8/15/44	100,000	91,809
U.S. Treasury Bonds	4.625%	11/15/44	60,000	58,814
U.S. Treasury Bonds	4.750%	2/15/45	80,000	79,619
U.S. Treasury Bonds	5.000%	5/15/45	140,000	143,762
U.S. Treasury Bonds	4.875%	8/15/45	200,000	202,000
U.S. Treasury Bonds	3.375%	11/15/48	160,000	126,637
U.S. Treasury Bonds	3.000%	2/15/49	640,000	471,625
U.S. Treasury Bonds	2.875%	5/15/49	290,000	208,154
U.S. Treasury Bonds	2.000%	2/15/50	200,000	117,297
U.S. Treasury Bonds	1.250%	5/15/50	670,000	320,946
U.S. Treasury Bonds	1.375%	8/15/50	2,330,000	1,146,205
U.S. Treasury Bonds	1.625%	11/15/50	1,990,000	1,045,294
U.S. Treasury Bonds	2.000%	8/15/51	1,570,000	899,868
U.S. Treasury Bonds	1.875%	11/15/51	301,000	166,479
U.S. Treasury Bonds	3.000%	8/15/52	60,000	42,995
U.S. Treasury Bonds	4.000%	11/15/52	110,000	95,440
U.S. Treasury Bonds	3.625%	2/15/53	1,150,000	931,410
U.S. Treasury Bonds	4.250%	2/15/54	780,000	705,412
U.S. Treasury Bonds	4.625%	5/15/54	430,000	414,245
U.S. Treasury Bonds	4.250%	8/15/54	470,000	425,084
U.S. Treasury Bonds	4.625%	2/15/55	40,000	38,541
U.S. Treasury Bonds	4.750%	5/15/55	200,000	196,578
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

U.S. Government Obligations — continued
U.S. Treasury Bonds	4.750%	8/15/55	100,000	$98,344
U.S. Treasury Notes	4.625%	3/15/26	50,000	50,096
U.S. Treasury Notes	1.250%	12/31/26	20,000	19,559
U.S. Treasury Notes	3.625%	8/31/27	120,000	120,277
U.S. Treasury Notes	4.125%	7/31/28	40,000	40,602
U.S. Treasury Notes	3.625%	8/31/29	20,000	20,000
U.S. Treasury Notes	4.125%	10/31/29	130,000	132,247
U.S. Treasury Notes	3.875%	11/30/29	110,000	110,939
U.S. Treasury Notes	4.000%	2/28/30	40,000	40,516
U.S. Treasury Notes	4.000%	5/31/30	70,000	70,902
U.S. Treasury Notes	3.875%	6/30/30	30,000	30,229
U.S. Treasury Notes	3.875%	7/31/30	120,000	120,905
U.S. Treasury Notes	4.000%	1/31/31	2,930,000	2,964,393
U.S. Treasury Notes	4.250%	2/28/31	1,960,000	2,005,363
U.S. Treasury Notes	4.625%	5/31/31	4,400,000	4,580,641
U.S. Treasury Notes	4.250%	6/30/31	2,760,000	2,823,070
U.S. Treasury Notes	4.000%	4/30/32	20,000	20,134
U.S. Treasury Notes	4.000%	6/30/32	3,790,000	3,812,429
U.S. Treasury Notes	3.500%	2/15/33	20,000	19,439
U.S. Treasury Notes	4.000%	11/15/35	70,000	68,999
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	950,000	296,412

Total U.S. Government & Agency Obligations (Cost — $30,012,376)				26,368,610
Collateralized Mortgage Obligations(i) — 17.5%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	6.905%	9/15/34	410,000	400,480 (a)(c)
Angel Oak Mortgage Trust, 2022-3 A3	4.119%	1/25/67	464,153	436,953 (a)(c)
BANK, 2017-BNK7 A5	3.435%	9/15/60	580,000	572,771
BANK5, 2024-5YR7 C	7.104%	6/15/57	540,000	566,158 (c)
BBCMS Mortgage Trust, 2025-5C34 A3	5.659%	5/15/58	100,000	104,775
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	500,000	422,678 (c)
Benchmark Mortgage Trust, 2022-B32 XA, IO	0.455%	1/15/55	4,107,549	52,826 (a)(c)
BLP Commercial Mortgage Trust, 2023-IND A (1 mo. Term SOFR + 1.692%)	5.442%	3/15/40	166,350	166,756 (a)(c)
BPR Trust, 2021-TY A (1 mo. Term SOFR + 1.164%)	4.915%	9/15/38	170,000	169,983 (a)(c)
BRAVO Residential Funding Trust, 2021- NQM2 A1	0.970%	3/25/60	9,208	9,023 (a)(c)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
BRAVO Residential Funding Trust, 2024- NQM5 A1	5.803%	6/25/64	283,842	$286,472 (a)
BX Commercial Mortgage Trust, 2024-KING E (1 mo. Term SOFR + 3.688%)	7.438%	5/15/34	523,113	526,417 (a)(c)
BX Commercial Mortgage Trust, 2025-COPT A (1 mo. Term SOFR + 1.750%)	5.500%	8/15/42	230,000	230,829 (a)(c)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	4.750%	1/15/39	250,000	249,971 (a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	4.146%	8/25/35	160,688	158,033 (a)(c)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	47,887	42,463 (a)(c)
CSMC Trust, 2021-NQM8 A1	2.841%	10/25/66	478,546	434,534 (a)(c)
Ellington Financial Mortgage Trust, 2020-1 B1	5.063%	5/25/65	720,000	719,696 (a)(c)
Ellington Financial Mortgage Trust, 2022-1 A2	3.001%	1/25/67	120,000	91,072 (a)(c)
Extended Stay America Trust, 2025-ESH A (1 mo. Term SOFR + 1.300%)	5.050%	10/15/42	120,000	120,350 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 BX, IO	2.608%	10/27/28	3,000,000	174,867 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K104 X1, IO	1.107%	1/25/30	3,303,539	123,301 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.259%	7/25/26	834,796	3,103 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.322%	7/25/35	136,420	12,364 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KG06 X1, IO	0.532%	10/25/31	3,090,458	77,451 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 30 Day Average SOFR + 6.316%)	2.332%	2/15/37	808,087	72,305 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4391 MZ	3.000%	9/15/44	140,085	127,911
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4980 KI, IO	4.500%	6/25/50	723,766	171,475
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	114,218	$17,396
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	139,406	23,422
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	69,930	11,788
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	71,874	9,643
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5071 IH, IO, PAC	2.500%	2/25/51	421,536	54,465
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5093 IY, IO, PAC	4.500%	12/25/50	396,794	87,564
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5118 NI, IO	2.000%	2/25/51	671,360	89,079
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	153,712	22,584
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 IN, IO	3.000%	1/25/47	607,855	79,633
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5206 IJ, IO	4.000%	4/15/48	905,856	186,411
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	100,000	93,292
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5230 PE	2.000%	12/25/51	300,000	249,988
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5274 IO, IO	2.500%	1/25/51	577,097	95,867
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5293 CI, IO	2.500%	4/25/51	2,129,501	330,744
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5293 IO, IO	2.000%	3/25/51	823,943	104,144
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5377 IO, IO	2.500%	12/25/51	1,332,290	163,751
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	5.174%	12/25/54	85,610	86,153 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5483 FD (30 Day Average SOFR + 1.300%)	5.174%	12/25/54	85,559	86,094 (c)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	6.174%	8/25/33	60,566	$61,535 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA6 B1 (30 Day Average SOFR + 3.400%)	7.274%	10/25/41	240,000	244,315 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M1A (30 Day Average SOFR + 1.300%)	5.174%	2/25/42	41,241	41,261 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-DNA2 M1A (30 Day Average SOFR + 2.100%)	5.965%	4/25/43	379,508	384,940 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2024-DNA1 M2 (30 Day Average SOFR + 1.950%)	5.824%	2/25/44	340,000	343,684 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	8.089%	7/25/39	170,521	173,027 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	6.974%	10/25/41	250,000	254,111 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	6.974%	6/25/43	250,000	259,539 (a)(c)
Federal National Mortgage Association (FNMA) ACES, 2023-M4 A2	3.767%	9/25/32	100,000	96,632 (c)
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	104,006	96,319
Federal National Mortgage Association (FNMA) REMIC, 2014-6 Z	2.500%	2/25/44	252,376	225,237
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	1.508%	8/25/55	92,178	4,163 (c)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	143,496	125,757
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	596,501	485,929
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	267,909	$44,939
Federal National Mortgage Association (FNMA) REMIC, 2020-96 IN, IO, PAC	3.000%	1/25/51	1,079,881	185,037
Federal National Mortgage Association (FNMA) REMIC, 2021-28 LB	2.000%	4/25/51	238,919	199,757
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	650,186	101,467
Federal National Mortgage Association (FNMA) REMIC, 2022-22 IO, IO	2.500%	10/25/51	561,686	96,825
Federal National Mortgage Association (FNMA) REMIC, 2022-86 IO, IO	2.500%	5/25/50	817,096	114,390
Federal National Mortgage Association (FNMA) REMIC, 2023-2 CI, IO	2.000%	10/25/50	819,130	100,347
Federal National Mortgage Association (FNMA) REMIC, 2024-5 DI, IO	3.000%	10/25/51	941,771	165,267
Federal National Mortgage Association (FNMA) REMIC, 2024-22 IC, IO	2.500%	10/25/51	787,698	106,049
Federal National Mortgage Association (FNMA) STRIPS, 427 C21, IO	2.000%	3/25/50	715,181	91,778
Federal National Mortgage Association (FNMA) STRIPS, 440 C6, IO	2.000%	10/25/52	1,678,727	216,631
GCAT Trust, 2024-INV3 A17	6.500%	9/25/54	74,198	76,231 (a)(c)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. Term SOFR + 5.936%)	2.202%	3/20/42	248,758	24,605 (c)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. Term SOFR + 6.486%)	2.751%	4/16/42	134,203	16,585 (c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.779%	11/16/47	29,423	27,167 (c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.535%	6/16/48	3,362	3,269 (c)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.365%	8/16/54	299,238	2,284 (c)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	81,329	15,990
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	611,719	118,851
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	2.251%	10/16/46	210,847	$27,213 (c)
Government National Mortgage Association (GNMA), 2020-91 IU, IO	0.965%	5/16/62	4,083,915	271,464 (c)
Government National Mortgage Association (GNMA), 2020-118 IO, IO	0.886%	6/16/62	3,501,508	218,796 (c)
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	62,434	9,267
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	60,238	8,766
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	61,469	8,966
Government National Mortgage Association (GNMA), 2020-175 GI, IO	2.000%	11/20/50	239,651	26,934
Government National Mortgage Association (GNMA), 2020-H04 FP (1 mo. Term SOFR + 0.614%)	4.614%	6/20/69	90,342	90,382 (c)
Government National Mortgage Association (GNMA), 2021-57 BI, IO	3.000%	3/20/51	1,120,819	198,067
Government National Mortgage Association (GNMA), 2021-96 VI, IO	2.500%	6/20/51	709,608	100,784
Government National Mortgage Association (GNMA), 2021-176 IN, IO	2.500%	10/20/51	1,068,645	151,850
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	334,741	277,439
Government National Mortgage Association (GNMA), 2021-223 P, PAC-1	2.000%	6/20/51	354,275	311,655
Government National Mortgage Association (GNMA), 2021-H02 TF (1 mo. Term SOFR + 1.394%)	5.394%	1/20/71	439,807	448,911 (c)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	277,712	12,542 (c)
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	100,000	85,343
Government National Mortgage Association (GNMA), 2022-189 PT	2.500%	10/20/51	238,686	200,890
Government National Mortgage Association (GNMA), 2022-196 BE	3.000%	10/16/64	100,000	70,618 (c)
Government National Mortgage Association (GNMA), 2022-216 IO, IO	0.750%	7/16/65	1,459,176	82,408 (c)
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Government National Mortgage Association (GNMA), 2022-220 E	3.000%	10/16/64	200,000	$144,825 (c)
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	98,506	75,108
Government National Mortgage Association (GNMA), 2025-108 SC, IO (-1.000 x 30 Day Average SOFR + 5.880%)	1.962%	6/20/55	960,493	82,473 (c)
Government National Mortgage Association (GNMA), 2025-141 SE, IO (-1.000 x 30 Day Average SOFR + 5.850%)	1.932%	8/20/55	1,092,215	97,309 (c)
Government National Mortgage Association (GNMA), 2025-159 GS, IO (-1.000 x 30 Day Average SOFR + 6.570%)	2.652%	9/20/55	890,714	100,785 (c)
Greystone CRE Notes LLC, 2025-FL4 A (1 mo. Term SOFR + 1.481%)	5.231%	1/15/43	320,000	320,789 (a)(c)
GS Mortgage Securities Corp. II, 2024-70P E	8.965%	3/10/41	380,000	395,121 (a)(c)
GS Mortgage-Backed Securities Trust, 2024- RPL4 A1	3.900%	9/25/61	242,642	239,433 (a)
HOMES Trust, 2023-NQM1 A1	6.182%	1/25/68	236,092	235,756 (a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	7.443%	5/15/28	85,729	71,193 (a)(c)
Legacy Mortgage Asset Trust, 2021-GS5 A1	6.250%	7/25/67	67,994	68,100 (a)
MF1 LLC, 2025-FL19 A (1 mo. Term SOFR + 1.488%)	5.223%	5/18/42	340,000	340,970 (a)(c)
MF1 Ltd., 2022-FL8 A (1 mo. Term SOFR + 1.350%)	5.081%	2/19/37	324,657	324,727 (a)(c)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. Term SOFR + 1.147%)	4.898%	11/15/34	100,626	100,042 (a)(c)
MTN Commercial Mortgage Trust, 2022- LPFL A (1 mo. Term SOFR + 1.397%)	5.157%	3/15/39	240,000	239,951 (a)(c)
NYCT Trust, 2024-3ELV A (1 mo. Term SOFR + 1.991%)	5.741%	8/15/29	200,000	200,894 (a)(c)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	59,035	49,372 (a)(c)
OBX Trust, 2022-NQM1 A2	3.001%	11/25/61	500,000	399,623 (a)(c)
OBX Trust, 2023-NQM6 A3	6.975%	7/25/63	145,409	146,208 (a)
PRKCM Trust, 2022-AFC2 M1	6.111%	8/25/57	730,000	730,361 (a)(c)
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	330,474	330,130 (a)
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	146,468	148,412 (a)
RIDE, 2025-SHRE D	6.747%	2/14/47	260,000	266,405 (a)(c)
SLG Office Trust, 2021-OVA A	2.585%	7/15/41	337,000	301,658 (a)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
STWD LLC, 2025-FL4 A (1 mo. Term SOFR + 1.450%)	5.181%	11/19/42	310,000	$310,559 (a)(c)
Towd Point Mortgage Trust, 2017-4 B2	3.645%	6/25/57	250,000	212,621 (a)(c)
UBS Commercial Mortgage Trust, 2018-C9 XA, IO	0.909%	3/15/51	7,515,219	123,639 (c)
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	210,000	172,833 (a)
Wells Fargo Commercial Mortgage Trust, 2016-C36 A4	3.065%	11/15/59	310,000	306,688
Wells Fargo Commercial Mortgage Trust, 2017-RB1 XA, IO	1.188%	3/15/50	1,710,591	17,721 (c)

Total Collateralized Mortgage Obligations (Cost — $22,204,785)				21,976,954
			Face Amount†/ Units
Asset-Backed Securities — 6.9%
Abry Liquid Credit CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.310%)	4.995%	1/15/38	190,000	190,000 (a)(c)
AIMCO CLO Ltd., 2021-15A AR (3 mo. Term SOFR + 1.200%)	5.082%	4/17/38	270,000	270,327 (a)(c)
American Heritage Auto Receivables Issuer Trust, 2025-1A A3	4.400%	11/15/30	190,000	191,033 (a)
Avis Budget Rental Car Funding AESOP LLC, 2024-1A A	5.360%	6/20/30	250,000	258,168 (a)
Balboa Bay Loan Funding Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.250%)	4.981%	1/20/39	170,000	170,042 (a)(c)
Barings CLO Ltd., 2024-1A A (3 mo. Term SOFR + 1.630%)	5.514%	1/20/37	270,000	271,328 (a)(c)
Bayswater Park CLO Ltd., 2023-1A A1R (3 mo. Term SOFR + 1.210%)	4.944%	1/20/39	200,000	200,000 (a)(c)
Bayview Opportunity Master Fund LLC, 2025-EDU1 C (30 Day Average SOFR + 1.800%)	5.674%	7/27/48	287,120	287,519 (a)(c)
Birch Grove CLO Ltd., 2024-11A A1 (3 mo. Term SOFR + 1.360%)	5.217%	1/22/38	410,000	411,561 (a)(c)
CIFC Funding Ltd., 2018-1A A1R (3 mo. Term SOFR + 1.320%)	5.204%	1/18/38	130,000	130,184 (a)(c)
DLLMT LLC, 2024-1A A4	4.980%	4/20/32	260,000	265,159 (a)
Driven Brands Funding LLC, 2024-1A A2	6.372%	10/20/54	237,000	245,519 (a)
Driven Brands Funding LLC, 2025-1A A2	5.296%	10/20/55	250,000	249,682 (a)
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Edsouth Indenture LLC, 2015-1 A (30 Day Average SOFR + 0.914%)	4.789%	10/25/56	138,613	$138,314 (a)(c)
Elmwood CLO Ltd., 2024-5A AR1 (3 mo. Term SOFR + 1.520%)	5.404%	4/20/37	260,000	260,781 (a)(c)
Five Guys Holdings Inc., 2023-1A A2	7.549%	1/26/54	247,500	254,848 (a)
Galaxy CLO Ltd., 2024-33A A1 (3 mo. Term SOFR + 1.550%)	5.434%	4/20/37	415,000	416,067 (a)(c)
Hertz Vehicle Financing LLC, 2023-3A A	5.940%	2/25/28	250,000	253,863 (a)
Hertz Vehicle Financing LLC, 2023-4A A	6.150%	3/25/30	240,000	251,614 (a)
InStar Leasing LLC, 2021-1A A	2.300%	2/15/54	86,685	82,789 (a)
Jack in the Box Funding LLC, 2019-1A A23	4.970%	8/25/49	123,825	118,621 (a)
Mosaic Solar Loan Trust, 2024-1A A	5.500%	9/20/49	327,574	318,545 (a)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. Term SOFR + 1.014%)	4.765%	1/15/43	17,740	17,741 (a)(c)
Navient Student Loan Trust, 2016-3A A3 (30 Day Average SOFR + 1.464%)	5.339%	6/25/65	156,146	158,634 (a)(c)
Palmer Square CLO Ltd., 2021-1A A1AR (3 mo. Term SOFR + 1.150%)	5.034%	4/20/38	220,000	220,158 (a)(c)
Park Blue CLO Ltd., 2022-2A A1R (3 mo. Term SOFR + 1.420%)	5.304%	7/20/37	510,000	511,474 (a)(c)
RASC Trust, 2006-KS1 M3 (1 mo. Term SOFR + 0.534%)	4.476%	2/25/36	260,000	255,092 (c)
Service Experts Issuer LLC, 2025-1A A	5.380%	1/20/37	120,822	121,061 (a)
Silver Point CLO Ltd., 2025-8A A1 (3 mo. Term SOFR + 1.210%)	5.115%	4/15/38	220,000	219,940 (a)(c)
SMB Private Education Loan Trust, 2015-C R	16.033%	9/18/46	1,092	258,545 (a)(j)
SMB Private Education Loan Trust, 2021-A A2A1 (1 mo. Term SOFR + 0.844%)	4.595%	1/15/53	134,208	133,031 (a)(c)
SMB Private Education Loan Trust, 2021-E A1A	1.680%	2/15/51	66,279	63,181 (a)
SMB Private Education Loan Trust, 2023-B B	5.770%	10/16/56	555,660	567,630 (a)
SMB Private Education Loan Trust, 2024-E A1A	5.090%	10/16/56	205,172	208,620 (a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-WF1 A1 (1 mo. Term SOFR + 0.534%)	4.266%	2/25/37	139,627	137,561 (c)
Sycamore Tree CLO Ltd., 2025-6A A1 (3 mo. Term SOFR + 1.200%)	5.084%	4/20/38	200,000	199,944 (a)(c)
Triumph Rail Holdings LLC, 2021-2 A	2.150%	6/19/51	85,329	82,548 (a)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Vantage Data Centers Issuer LLC, 2024-1A A2	5.100%	9/15/54	160,000	$159,133 (a)
Venture CLO Ltd., 2019-38A ARR (3 mo. Term SOFR + 1.000%)	4.838%	7/30/32	155,672	155,814 (a)(c)

Total Asset-Backed Securities (Cost — $9,896,127)				8,706,071
			Face Amount†
Sovereign Bonds — 1.5%
Argentina — 0.2%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	172,541	147,091
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	211,232	162,687 (g)
Total Argentina				309,778
Brazil — 0.3%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	602,000 BRL	109,859
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	1,564,000 BRL	241,041
Total Brazil				350,900
Jamaica — 0.1%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	14,500,000 JMD	96,870
Mexico — 0.3%
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	440,000	341,440
Nigeria — 0.2%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000	203,536 (a)
Peru — 0.0%††
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	50,000	48,875
Supranational — 0.4%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	47,000,000 INR	536,414

Total Sovereign Bonds (Cost — $1,832,569)				1,887,813
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Senior Loans — 1.3%
Communication Services — 0.1%
Entertainment — 0.1%
UFC Holdings LLC, Term Loan B5 (3 mo. Term SOFR + 2.000%)	5.868%	11/21/31	99,251	$99,816 (c)(k)(l)
Media — 0.0%††
Versant Media Group Inc., Initial Term Loan	—	1/30/31	40,000	40,062 (m)

Total Communication Services				139,878
Consumer Discretionary — 0.2%
Automobile Components — 0.0%††
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.216%	5/6/30	31,923	32,006 (c)(k)(l)
Automobiles — 0.1%
Belron Finance LLC, 2031 Dollar Term Loan (3 mo. Term SOFR + 2.250%)	6.120%	10/16/31	99,250	99,932 (c)(k)(l)
Broadline Retail — 0.1%
Peer Holding III BV, Term Loan B5 (3 mo. Term SOFR + 2.500%)	6.172%	7/1/31	59,549	59,878 (c)(k)(l)
Hotels, Restaurants & Leisure — 0.0%††
PCI Gaming Authority, 2024 Term Loan B (1 mo. Term SOFR + 2.000%)	5.716%	7/18/31	33,207	33,309 (c)(k)(l)

Total Consumer Discretionary				225,125
Consumer Staples — 0.1%
Beverages — 0.1%
Triton Water Holdings Inc., 2025 Refinancing Term Loan (3 mo. Term SOFR + 2.250%)	5.922%	3/31/28	54,977	55,197 (c)(k)(l)

Financials — 0.4%
Banks — 0.1%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.716%	11/24/32	60,000	60,012 (c)(k)(l)
Capital Markets — 0.2%
Focus Financial Partners LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.500%)	6.216%	9/15/31	138,601	138,990 (c)(k)(l)
GIP Pilot Acquisition Partners LP, Amendment No. 2 Refinancing Term Loan (3 mo. Term SOFR + 2.000%)	5.935%	10/4/30	58,986	59,198 (c)(k)(l)
Total Capital Markets				198,188
Financial Services — 0.1%
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	5.822%	12/15/31	128,982	128,538 (c)(k)(l)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — 0.0%††
AmWINS Group Inc., Initial Term Loan (1 mo. Term SOFR + 2.250%)	5.966%	1/30/32	59,549	$59,787 (c)(k)(l)
Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
Starwood Property Mortgage LLC, 2025 Repricing Term Loan (1 mo. Term SOFR + 1.750%)	5.466%	11/18/27	59,550	59,625 (c)(e)(k)(l)

Total Financials				506,150
Health Care — 0.1%
Health Care Equipment & Supplies — 0.0%††
Medline Borrower LP, 2028 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	5.466%	10/23/28	17,788	17,861 (c)(k)(l)
Health Care Providers & Services — 0.1%
Sotera Health Holdings LLC, 2025 Term Loan (3 mo. Term SOFR + 2.500%)	6.340%	5/30/31	75,236	75,754 (c)(k)(l)
Health Care Technology — 0.0%††
Cotiviti Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.623%	5/1/31	63,844	61,503 (c)(k)(l)

Total Health Care				155,118
Industrials — 0.1%
Machinery — 0.1%
Chart Industries Inc., 2024 Term Loan B (3 mo. Term SOFR + 2.500%)	6.476%	3/15/30	88,931	89,465 (c)(k)(l)
Passenger Airlines — 0.0%††
Spirit Airlines LLC, Contingent DIP Facility	—	1/1/30	38,879	15,851 *(d)(e)(n)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.750%	1/2/40	8,484	8,457 (c)(k)(l)
Spirit Airlines LLC, Second New Money Term Loan	—	7/14/26	2,104	1,820 (m)
Spirit Airlines LLC, Third DIP New Money Term Loan	—	7/14/26	4,155	4,142 (m)
Total Passenger Airlines				30,270

Total Industrials				119,735
Real Estate — 0.1%
Specialized REITs — 0.1%
Iron Mountain Information Management LLC, Amendment No. 1 Incremental Term Loan B (1 mo. Term SOFR + 2.000%)	5.716%	1/31/31	99,240	99,365 (c)(k)(l)
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security		Rate	Maturity Date	Face Amount†	Value

Utilities — 0.2%
Electric Utilities — 0.1%
Alpha Generation LLC, Initial Term Loan B (1 mo. Term SOFR + 2.000%)		5.716%	9/30/31	99,246	$99,685 (c)(k)(l)
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Construction Finance Co. LP, 2025 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)		5.466%	7/31/30	130,000	130,264 (c)(k)(l)
Lightning Power LLC, Initial Term Loan B (1 mo. Term SOFR + 2.250%)		5.966%	8/18/31	59,548	59,930 (c)(k)(l)
Total Independent Power and Renewable Electricity Producers					190,194

Total Utilities					289,879
Total Senior Loans (Cost — $1,584,279)					1,590,447
U.S. Treasury Inflation Protected Securities — 0.6%
U.S. Treasury Notes, Inflation Indexed (Cost — $773,958)		1.875%	7/15/34	757,499	760,807
		Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Call @ $96.750		6/12/26	54	135,000	17,550
U.S. Treasury 5-Year Notes Futures, Call @ $109.500		1/9/26	27	27,000	3,375
U.S. Treasury 5-Year Notes Futures, Call @ $109.750		1/23/26	31	31,000	4,117
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $112.750		1/9/26	16	16,000	2,750
U.S. Treasury 10-Year Notes Futures, Call @ $113.000		1/23/26	21	21,000	4,922

Total Exchange-Traded Purchased Options (Cost — $72,496)					32,714
	Counterparty
OTC Purchased Options — 0.1%
Interest rate swaption, Call, Daily SOFR Compound paid annually, 290.000bps payments received annually, maturing on 9/29/28	Goldman Sachs Group Inc.	9/25/26	14,640,000	14,640,000	38,685
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Counterparty	Expiration Date	Contracts	Notional Amount†	Value
OTC Purchased Options — continued
Interest rate swaption, Call, Daily SOFR Compound paid annually, 290.000bps payments received annually, maturing on 9/29/28	Goldman Sachs Group Inc.	9/25/26	770,000	770,000	$2,035
U.S. Dollar/Euro, Put @ $1.158	Bank of America N.A.	2/4/26	1,260,000	1,260,000	21,470

Total OTC Purchased Options (Cost — $77,315)					62,190

Total Purchased Options (Cost — $149,811)					94,904
				Shares
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC				9	2 *(d)(o)
Spirit Aviation Holdings Inc.				1,484	373 *

Total Common Stocks (Cost — $20,846)					375
			Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $12,843)			3/12/30	1,055	265 *(a)(d)(o)
Total Investments before Short-Term Investments (Cost — $138,643,002)					132,478,651
		Rate		Shares
Short-Term Investments — 4.7%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $5,933,405)		3.739%		5,933,405	5,933,405 (p)(q)
Total Investments — 110.5% (Cost — $144,576,407)					138,412,056
Liabilities in Excess of Other Assets — (10.5)%					(13,196,693)
Total Net Assets — 100.0%					$125,215,363

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Annual Report

 Western Asset Core Plus VIT Portfolio
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(e)	Security is valued using significant unobservable inputs (Note 1).
(f)	Value is less than $1.
(g)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(h)	This security is traded on a to-be-announced (“TBA”) basis. At December 31, 2025, the Portfolio held TBA securities with a total cost of $16,205,206.
(i)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)	Rate shown is the current yield based on income received over the trailing twelve months.
(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(l)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	All or a portion of this loan has not settled as of December 31, 2025. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(n)	The coupon payment on this security is currently in default as of December 31, 2025.
(o)	Restricted security (Note 9).
(p)	Rate shown is one-day yield as of the end of the reporting period.
(q)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At December 31, 2025, the total market value of investments in Affiliated
Companies was $5,933,405 and the cost was $5,933,405 (Note 8).

See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus VIT Portfolio
Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
bps	—	basis points (100 basis points = 1.00%)
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At December 31, 2025, the Portfolio had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	9/11/26	$97.500	19	$47,500	$(3,325)
3-Month SOFR Futures, Call	12/11/26	97.500	12	30,000	(3,225)
3-Month SOFR Futures, Put	12/11/26	96.500	27	67,500	(6,244)
U.S. Treasury 5-Year Notes Futures, Call	1/23/26	110.250	62	62,000	(3,391)
U.S. Treasury 10-Year Notes Futures, Call	1/23/26	114.000	32	32,000	(2,000)
U.S. Treasury 10-Year Notes Futures, Call	1/23/26	115.500	42	42,000	(656)
Total Exchange-Traded Written Options (Premiums received — $44,890)					(18,841)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Annual Report

 Western Asset Core Plus VIT Portfolio

OTC Written Options
Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
Interest rate swaption, Call, 345.000bps payments paid annually, Daily SOFR Compound received annually, maturing on 9/29/36 (Premiums received — $58,004)	Goldman Sachs Group Inc.	9/25/26	345.000 bps	3,420,000	$3,420,000	$(28,627)
Total Written Options (Premiums received — $102,894)						$(47,468)

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
SOFR	—	Secured Overnight Financing Rate
At December 31, 2025, the Portfolio had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	112	3/26	$26,982,633	$26,967,500	$(15,133)
3-Month SOFR	52	6/26	12,546,409	12,543,050	(3,359)
Australian 10-Year Bonds	11	3/26	800,441	803,706	3,265
U.S. Treasury 10-Year Notes	299	3/26	33,766,400	33,618,812	(147,588)
U.S. Treasury Long-Term Bonds	37	3/26	4,315,252	4,276,969	(38,283)
United Kingdom Long Gilt Bonds	4	3/26	485,890	492,649	6,759
					(194,339)
Contracts to Sell:
U.S. Treasury 2-Year Notes	73	3/26	15,235,772	15,241,601	(5,829)
U.S. Treasury 5-Year Notes	86	3/26	9,412,539	9,400,204	12,335
U.S. Treasury Ultra 10-Year Notes	57	3/26	6,575,190	6,555,891	19,299
U.S. Treasury Ultra Long-Term Bonds	41	3/26	4,900,710	4,838,000	62,710
					88,515
Net unrealized depreciation on open futures contracts					$(105,824)

See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus VIT Portfolio
Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At December 31, 2025, the Portfolio had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	333,789	USD	60,662	Bank of America N.A.	1/5/26	$172
USD	61,619	BRL	333,789	Bank of America N.A.	1/5/26	784
BRL	333,789	USD	62,050	Citibank N.A.	1/5/26	(1,216)
USD	60,662	BRL	333,789	Citibank N.A.	1/5/26	(172)
CAD	140,000	USD	99,824	Bank of America N.A.	1/16/26	2,251
CAD	140,000	USD	99,810	Bank of America N.A.	1/16/26	2,264
CAD	162,616	USD	115,927	Bank of America N.A.	1/16/26	2,637
CAD	290,000	USD	206,025	Bank of America N.A.	1/16/26	5,415
CAD	300,000	USD	213,905	Bank of America N.A.	1/16/26	4,826
USD	208,652	CAD	290,000	Bank of America N.A.	1/16/26	(2,788)
USD	215,829	CAD	300,000	Bank of America N.A.	1/16/26	(2,902)
USD	82,717	EUR	70,000	Bank of America N.A.	1/16/26	391
USD	99,375	EUR	84,191	Bank of America N.A.	1/16/26	359
AUD	226,846	USD	150,179	BNP Paribas SA	1/16/26	1,222
AUD	240,000	USD	158,778	BNP Paribas SA	1/16/26	1,402
USD	199,408	GBP	148,267	BNP Paribas SA	1/16/26	(445)
USD	115,844	JPY	17,779,070	BNP Paribas SA	1/16/26	2,177
AUD	188,576	USD	123,442	Citibank N.A.	1/16/26	2,417
AUD	192,884	USD	125,205	Citibank N.A.	1/16/26	3,529
AUD	195,394	USD	127,706	Citibank N.A.	1/16/26	2,704
AUD	778,063	USD	509,970	Citibank N.A.	1/16/26	9,323
CNH	750,897	USD	105,785	Citibank N.A.	1/16/26	1,966
CNH	3,249,456	USD	457,818	Citibank N.A.	1/16/26	8,466
EUR	511,733	USD	594,984	Citibank N.A.	1/16/26	6,861
USD	107,093	AUD	162,239	Citibank N.A.	1/16/26	(1,188)
USD	122,022	AUD	182,830	Citibank N.A.	1/16/26	(2)
USD	127,392	AUD	191,901	Citibank N.A.	1/16/26	(686)
USD	127,692	AUD	192,921	Citibank N.A.	1/16/26	(1,067)
USD	189,332	AUD	284,273	Citibank N.A.	1/16/26	(396)
USD	121,411	CAD	168,565	Citibank N.A.	1/16/26	(1,491)
USD	317,915	CAD	443,768	Citibank N.A.	1/16/26	(5,638)
USD	197,633	EUR	168,097	Citibank N.A.	1/16/26	(64)
USD	547,600	INR	48,877,137	Citibank N.A.	1/16/26	4,523
USD	18,738	JPY	2,918,580	Citibank N.A.	1/16/26	79
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Annual Report

 Western Asset Core Plus VIT Portfolio
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	105,998	JPY	16,510,000	Citibank N.A.	1/16/26	$445
USD	143,969	JPY	22,290,654	Citibank N.A.	1/16/26	1,459
JPY	11,993,000	USD	77,431	Goldman Sachs Group Inc.	1/16/26	(757)
JPY	82,774,257	USD	553,092	JPMorgan Chase & Co.	1/16/26	(23,893)
USD	217,000	CNH	1,540,713	JPMorgan Chase & Co.	1/16/26	(4,086)
USD	217,000	CNH	1,541,561	JPMorgan Chase & Co.	1/16/26	(4,208)
USD	124,039	JPY	19,321,849	JPMorgan Chase & Co.	1/16/26	509
USD	129,164	JPY	19,863,983	JPMorgan Chase & Co.	1/16/26	2,168
USD	632,159	EUR	546,000	Bank of America N.A.	2/5/26	(10,594)
BRL	333,789	USD	60,784	Bank of America N.A.	3/3/26	(735)
Net unrealized appreciation on open forward foreign currency contracts						$6,021

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
USD	—	United States Dollar
At December 31, 2025, the Portfolio had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	29,330,000BRL	1/2/29	BRL-CDI**	10.230%**	$(510,231)	—	$(510,231)
JPMorgan Chase & Co.	5,002,000BRL	1/2/31	BRL-CDI**	13.250%**	(772)	—	(772)
JPMorgan Chase & Co.	7,700,000BRL	1/2/31	BRL-CDI**	13.300%**	537	—	537
Total					$(510,466)	—	$(510,466)

See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Core Plus VIT Portfolio
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$2,750,000	11/21/30	2.452%**	CPURNSA**	$(9,768)	$—	$(9,768)
	10,490,000	8/31/32	3.420% annually	Daily SOFR Compound annually	101,615	25,511	76,104
Total	$13,240,000				$91,847	$25,511	$66,336

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.45 Index	$4,728,000	12/20/30	1.000% quarterly	$107,060	$103,858	$3,202

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.45 Index	$221,400	12/20/30	5.000% quarterly	$(16,871)	$(16,082)	$(789)

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Portfolio†	Periodic Payments Received by the Portfolio‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$590,000	1/8/26	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$52,492	—	$52,492

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Annual Report

 Western Asset Core Plus VIT Portfolio
[1]
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or
(ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 41 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
BRL-CDI	14.900%
CPURNSA	3.241%
Daily SOFR Compound	3.870%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
SOFR	—	Secured Overnight Financing Rate
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $138,643,002)	$132,478,651
Investments in affiliated securities, at value (Cost — $5,933,405)	5,933,405
Foreign currency, at value (Cost — $399,117)	403,703
Cash	1,005,563
Receivable for sales of TBA securities	4,734,669
Interest receivable	961,036
Deposits with brokers for OTC derivatives	490,000
Deposits with brokers for open futures contracts and exchange-traded options	484,944
Deposits with brokers for centrally cleared swap contracts	353,705
Foreign currency collateral for open futures contracts and/or exchange-traded options, at value (Cost — $117,042)	125,425
Unrealized appreciation on forward foreign currency contracts	68,349
OTC swaps, at value (premiums paid — $0)	53,029
Receivable from brokers — net variation margin on centrally cleared swap contracts	24,743
Dividends receivable from affiliated investments	18,280
Principal paydown receivable	2,673
Prepaid expenses	454
Total Assets	147,138,629
Liabilities:
Payable for purchases of TBA securities	20,936,559
OTC swaps, at value (premiums received — $0)	511,003
Payable for Portfolio shares repurchased	77,771
Unrealized depreciation on forward foreign currency contracts	62,328
Written options, at value (premiums received — $102,894)	47,468
Payable for securities purchased	45,728
Investment management fee payable	44,956
Payable to brokers — net variation margin on open futures contracts	27,352
Service and/or distribution fees payable	15,775
Payable for open OTC swap contracts	7,568
Trustees’ fees payable	55
Accrued expenses	146,703
Total Liabilities	21,923,266
Total Net Assets	$125,215,363
Net Assets:
Par value (Note 7)	$269
Paid-in capital in excess of par value	181,549,795
Total distributable earnings (loss)	(56,334,701)
Total Net Assets	$125,215,363
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Annual Report

Net Assets:
Class I	$51,362,602
Class II	$73,852,761
Shares Outstanding:
Class I	11,038,771
Class II	15,837,349
Net Asset Value:
Class I	$4.65
Class II	$4.66
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Statement of Operations
For the Year Ended December 31, 2025

Investment Income:
Interest	$6,292,592
Dividends from affiliated investments	195,944
Total Investment Income	6,488,536
Expenses:
Investment management fee (Note 2)	575,694
Service and/or distribution fees (Notes 2 and 5)	191,265
Fund accounting fees	81,944
Audit and tax fees	62,317
Shareholder reports	20,641
Legal fees	10,082
Trustees’ fees	2,532
Insurance	1,487
Custody fees	1,178
Transfer agent fees (Notes 2 and 5)	632
Commitment fees (Note 10)	566
Miscellaneous expenses	12,655
Total Expenses	960,993
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(83,904)
Net Expenses	877,089
Net Investment Income	5,611,447
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(2,258,899)
Futures contracts	953,761
Written options	817,157
Swap contracts	(37,337)
Forward foreign currency contracts	153,124
Foreign currency transactions	15,579
Net Realized Loss	(356,615)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	4,031,004
Futures contracts	99,345
Written options	40,777
Swap contracts	176,169
Forward foreign currency contracts	(22,180)
Foreign currencies	26,057
Change in Net Unrealized Appreciation (Depreciation)	4,351,172
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	3,994,557
Increase in Net Assets From Operations	$9,606,004
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended December 31,	2025	2024
Operations:
Net investment income	$5,611,447	$12,860,722
Net realized loss	(356,615)	(7,998,314)
Change in net unrealized appreciation (depreciation)	4,351,172	1,734,826
Increase in Net Assets From Operations	9,606,004	6,597,234
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(5,501,700)	(12,072,565)
Decrease in Net Assets From Distributions to Shareholders	(5,501,700)	(12,072,565)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	15,618,220	50,548,319
Reinvestment of distributions	5,501,700	12,072,565
Cost of shares repurchased	(33,086,811)	(244,674,387)
Decrease in Net Assets From Portfolio Share Transactions	(11,966,891)	(182,053,503)
Decrease in Net Assets	(7,862,587)	(187,528,834)
Net Assets:
Beginning of year	133,077,950	320,606,784
End of year	$125,215,363	$133,077,950
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$4.52	$4.95	$4.82	$5.95	$6.23
Income (loss) from operations:
Net investment income	0.23	0.23	0.21	0.16	0.13
Net realized and unrealized gain (loss)	0.12	(0.24)	0.11	(1.18)	(0.25)
Total income (loss) from operations	0.35	(0.01)	0.32	(1.02)	(0.12)
Less distributions from:
Net investment income	(0.22)	(0.42)	(0.19)	(0.11)	(0.16)
Total distributions	(0.22)	(0.42)	(0.19)	(0.11)	(0.16)
Net asset value, end of year	$4.65	$4.52	$4.95	$4.82	$5.95
Total return[2]	7.75%	(0.42)%	6.82%	(17.23)%	(1.97)%
Net assets, end of year (000s)	$51,363	$55,334	$242,542	$198,982	$99,849
Ratios to average net assets:
Gross expenses	0.60%	0.52%	0.52%	0.51%	0.53%
Net expenses[3,4]	0.54	0.52	0.51	0.50	0.53
Net investment income	4.92	4.60	4.22	3.07	2.17
Portfolio turnover rate[5]	120%	107%	110%	57%	78%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.54%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 50%, 67%, 70%, 49% and 54%.

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class II Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$4.53	$4.96	$4.83	$5.95	$6.23
Income (loss) from operations:
Net investment income	0.19	0.22	0.19	0.14	0.12
Net realized and unrealized gain (loss)	0.15	(0.24)	0.11	(1.17)	(0.26)
Total income (loss) from operations	0.34	(0.02)	0.30	(1.03)	(0.14)
Less distributions from:
Net investment income	(0.21)	(0.41)	(0.17)	(0.09)	(0.14)
Total distributions	(0.21)	(0.41)	(0.17)	(0.09)	(0.14)
Net asset value, end of year	$4.66	$4.53	$4.96	$4.83	$5.95
Total return[2]	7.69%	(0.86)%	6.44%	(17.28)%	(2.19)%
Net assets, end of year (000s)	$73,853	$77,744	$78,065	$122,367	$154,330
Ratios to average net assets:
Gross expenses	0.85%	0.78%	0.76%	0.76%	0.78%
Net expenses[3,4]	0.79	0.77	0.76	0.76	0.78
Net investment income	4.03	4.39	3.89	2.64	1.92
Portfolio turnover rate[5]	120%	107%	110%	57%	78%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class II shares did not exceed 0.79%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 50%, 67%, 70%, 49% and 54%.

See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Core Plus VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio

Western Asset Core Plus VIT Portfolio 2025 Annual Report

calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Notes to Financial Statements (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$11,165,673	$0 *	$11,165,673
Other Corporate Bonds & Notes	—	27,167,016	—	27,167,016
Mortgage-Backed Securities	—	32,759,716	—	32,759,716
U.S. Government & Agency Obligations	—	26,368,610	—	26,368,610
Collateralized Mortgage Obligations	—	21,976,954	—	21,976,954
Asset-Backed Securities	—	8,706,071	—	8,706,071
Sovereign Bonds	—	1,887,813	—	1,887,813
Senior Loans:
Financials	—	446,525	59,625	506,150
Industrials	—	103,884	15,851	119,735
Other Senior Loans	—	964,562	—	964,562
U.S. Treasury Inflation Protected Securities	—	760,807	—	760,807
Purchased Options:
Exchange-Traded Purchased Options	$32,714	—	—	32,714
OTC Purchased Options	—	62,190	—	62,190
Common Stocks:
Industrials	373	2	—	375
Warrants	—	265	—	265
Total Long-Term Investments	33,087	132,370,088	75,476	132,478,651
Short-Term Investments†	5,933,405	—	—	5,933,405
Total Investments	$5,966,492	$132,370,088	$75,476	$138,412,056

Western Asset Core Plus VIT Portfolio 2025 Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$104,368	—	—	$104,368
Forward Foreign Currency Contracts††	—	$68,349	—	68,349
OTC Interest Rate Swaps	—	537	—	537
Centrally Cleared Interest Rate Swaps††	—	76,104	—	76,104
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	3,202	—	3,202
OTC Total Return Swaps	—	52,492	—	52,492
Total Other Financial Instruments	$104,368	$200,684	—	$305,052
Total	$6,070,860	$132,570,772	$75,476	$138,717,108
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$18,841	—	—	$18,841
OTC Written Options	—	$28,627	—	28,627
Futures Contracts††	210,192	—	—	210,192
Forward Foreign Currency Contracts††	—	62,328	—	62,328
OTC Interest Rate Swaps	—	511,003	—	511,003
Centrally Cleared Interest Rate Swaps††	—	9,768	—	9,768
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	789	—	789
Total	$229,033	$612,515	—	$841,548

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Purchased options. The Portfolio may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Portfolio purchases an option, an amount equal to the premium paid by the Portfolio is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Portfolio realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Notes to Financial Statements (cont’d)
deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Portfolio may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.
The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Options on futures contracts. The Portfolio may purchase or write option contracts generally to gain or reduce exposure to types of investments or market factors or as a means of attempting to enhance returns. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Portfolio. The potential for loss

Western Asset Core Plus VIT Portfolio 2025 Annual Report

related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.
(e) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Portfolio is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.
(f) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(g) Swap agreements. The Portfolio invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Notes to Financial Statements (cont’d)
the Portfolio’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Portfolio has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Portfolio is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Portfolio is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Portfolio’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are recognized as a realized gain or loss in the Statement of Operations.
The Portfolio’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of December 31, 2025, the total notional value of all credit default swaps to sell protection was $4,728,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Portfolio bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the year ended December 31, 2025, see Note 4.

Western Asset Core Plus VIT Portfolio 2025 Annual Report

Credit default swaps
The Portfolio enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Portfolio may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Portfolio has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Portfolio is a seller of protection and a credit event  occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Portfolio could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Portfolio’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty). As the protection seller, the Portfolio’s maximum risk is the notional amount of the contract. CDS
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Notes to Financial Statements (cont’d)
are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Portfolio enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Portfolio records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.
Total return swaps
The Portfolio enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent it is less, the Portfolio will make a payment to the counterparty.
(h) Swaptions. The Portfolio may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Portfolio may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Portfolio represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Portfolio represent an option that gives

Western Asset Core Plus VIT Portfolio 2025 Annual Report

the Portfolio the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Portfolio writes a swaption, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Portfolio realizes a gain equal to the amount of the premium received.
When the Portfolio purchases a swaption, an amount equal to the premium paid by the Portfolio is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Portfolio realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.
(i) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(j) Stripped securities. The Portfolio may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Notes to Financial Statements (cont’d)
material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IO’s.
(k) Securities traded on a to-be-announced basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(l) Mortgage dollar rolls. The Portfolio may enter into mortgage dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Portfolio executes its mortgage dollar rolls entirely in the TBA market, whereby the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Portfolio accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.
(m) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Western Asset Core Plus VIT Portfolio 2025 Annual Report

(n) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(o) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Notes to Financial Statements (cont’d)
doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(p) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(q) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Portfolio has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Western Asset Core Plus VIT Portfolio 2025 Annual Report

Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of December 31, 2025, the Portfolio held OTC written options, forward foreign currency contracts, and OTC interest rate swaps with credit related contingent features which had a liability position of $601,958. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties. As of December 31, 2025, the Portfolio had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $490,000 which could be used to reduce the required payment.
(r) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(s) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Notes to Financial Statements (cont’d)
(t) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(u) Compensating balance arrangements. The Portfolio had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(v) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.
Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(w) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Portfolio had no reclassifications.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Portfolio’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd in Japan (“Western Asset Japan”) are the Portfolio’s subadvisers. FTFA, Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Western Asset Core Plus VIT Portfolio 2025 Annual Report

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $500 million	0.450%
Next $500 million	0.425
Over $1 billion	0.400
FTFA provides administrative and certain oversight services to the Portfolio. FTFA delegates to the subadvisers the day-to-day portfolio management of the Portfolio. Western Asset London, Western Asset Singapore and Western Asset Japan provide certain subadvisory services related to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset London, Western Asset Singapore and Western Asset Japan monthly a subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.
As a result of expense limitation arrangements between the Portfolio and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II shares did not exceed 0.54% and 0.79%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended December 31, 2025, fees waived and/or expenses reimbursed amounted to $83,904, which included an affiliated money market fund waiver of $5,010.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Notes to Financial Statements (cont’d)
Pursuant to these arrangements, at December 31, 2025, the Portfolio had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class I	Class II
Expires December 31, 2026	—	—
Expires December 31, 2027	$31,794	$47,100
Total fee waivers/expense reimbursements subject to recapture	$31,794	$47,100
For the year ended December 31, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Portfolio’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Portfolio’s shareholder servicing agent and acts as the Portfolio’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Portfolio pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2025, the Portfolio incurred transfer agent fees as reported on the Statement of Operations, of which $584 was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$15,576,290	$153,038,203
Sales	28,445,150	159,005,579

Western Asset Core Plus VIT Portfolio 2025 Annual Report

At December 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$144,710,111	$2,438,289	$(8,736,344)	$(6,298,055)
Written options	(102,894)	55,426	—	55,426
Futures contracts	—	104,368	(210,192)	(105,824)
Forward foreign currency contracts	—	68,349	(62,328)	6,021
Swap contracts	113,287	132,335	(521,560)	(389,225)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at December 31, 2025.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[2]	$73,434	$21,470	—	—	$94,904
Futures contracts[3]	104,368	—	—	—	104,368
Forward foreign currency contracts	—	68,349	—	—	68,349
OTC swap contracts[4]	537	—	—	$52,492	53,029
Centrally cleared swap contracts[5]	76,104	—	$3,202	—	79,306
Total	$254,443	$89,819	$3,202	$52,492	$399,956

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$47,468	—	—	$47,468
Futures contracts[3]	210,192	—	—	210,192
Forward foreign currency contracts	—	$62,328	—	62,328
OTC swap contracts[4]	511,003	—	—	511,003
Centrally cleared swap contracts[5]	9,768	—	$789	10,557
Total	$778,431	$62,328	$789	$841,548
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Notes to Financial Statements (cont’d)

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
[5]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the year ended December 31, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$(1,429,595)	$(25,456)	$14,280	—	$(1,440,771)
Futures contracts	953,761	—	—	—	953,761
Written options	788,680	18,547	9,930	—	817,157
Swap contracts	(129,231)	—	14,631	$77,263	(37,337)
Forward foreign currency contracts	—	153,124	—	—	153,124
Total	$183,615	$146,215	$38,841	$77,263	$445,934

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$(46,175)	$8,538	—	—	$(37,637)
Futures contracts	99,345	—	—	—	99,345
Written options	47,498	(6,721)	—	—	40,777
Swap contracts	143,895	—	$2,259	$30,015	176,169
Forward foreign currency contracts	—	(22,180)	—	—	(22,180)
Total	$244,563	$(20,363)	$2,259	$30,015	$256,474

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

Western Asset Core Plus VIT Portfolio 2025 Annual Report

During the year ended December 31, 2025, the volume of derivative activity for the Portfolio was as follows:

Average Market Value*
Purchased options	$196,949
Written options	115,654
Futures contracts (to buy)	68,004,486
Futures contracts (to sell)	47,176,439
Forward foreign currency contracts (to buy)	6,409,505
Forward foreign currency contracts (to sell)	6,243,562
Average Notional Balance**
Interest rate swap contracts	$28,057,726
Credit default swap contracts (buy protection)	1,225,546
Credit default swap contracts (sell protection)	8,093,923
Total return swap contracts	700,154

*	Based on the average of the market values at each month-end during the period.
**	Based on the average of the notional amounts at each month-end during the period.
The following table presents the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Portfolio as of December 31, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$40,569	$(17,019)	$23,550	—	$23,550
BNP Paribas SA	4,801	(445)	4,356	—	4,356
Citibank N.A.	41,772	(11,920)	29,852	—	29,852
Goldman Sachs Group Inc.	40,720	(29,384)	11,336	—	11,336
JPMorgan Chase & Co.	55,706	(543,190)	(487,484)	$490,000	2,516
Total	$183,568	$(601,958)	$(418,390)	$490,000	$71,610

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Notes to Financial Statements (cont’d)
shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended December 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$349
Class II	$191,265	283
Total	$191,265	$632
For the year ended December 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class I	$33,819
Class II	50,085
Total	$83,904
6. Distributions to shareholders by class

	Year Ended December 31, 2025	Year Ended December 31, 2024
Net Investment Income:
Class I	$2,322,462	$5,666,114
Class II	3,179,238	6,406,451
Total	$5,501,700	$12,072,565
7. Shares of beneficial interest
At December 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	1,538,979	$7,271,272	7,934,411	$38,795,648
Shares issued on reinvestment	500,531	2,322,462	1,212,536	5,666,114
Shares repurchased	(3,254,020)	(15,172,853)	(45,901,870)	(233,104,598)
Net decrease	(1,214,510)	$(5,579,119)	(36,754,923)	$(188,642,836)

Western Asset Core Plus VIT Portfolio 2025 Annual Report

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class II
Shares sold	1,789,531	$8,346,948	2,410,714	$11,752,671
Shares issued on reinvestment	683,707	3,179,238	1,378,112	6,406,451
Shares repurchased	(3,816,396)	(17,913,958)	(2,353,563)	(11,569,789)
Net increase (decrease)	(1,343,158)	$(6,387,772)	1,435,263	$6,589,333
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the year ended December 31, 2025. The following transactions were effected in such company for the year ended December 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$6,562,794	$33,383,159	33,383,159	$34,012,548	34,012,548

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$195,944	—	$5,933,405
9. Restricted securities
The following Portfolio investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 12/31/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	9	3/25	$109	$2	$0.22	0.00%(a)
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Notes to Financial Statements (cont’d)
Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 12/31/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Warrants	1,055	3/25	12,843	$265 (b)	$0.25	0.00%(a)
Total			$12,952	$267		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

10. Redemption facility
The Portfolio, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Portfolio shall, in addition to interest charged on any borrowings made by the Portfolio and other costs incurred by the Portfolio, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Portfolio did not utilize the Global Credit Facility during the year ended December 31, 2025.
11. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2025	2024
Distributions paid from:
Ordinary income	$5,501,700	$12,072,565
As of December 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$378,911
Deferred capital losses*	(49,739,693)
Other book/tax temporary differences(a)	(254,737)
Unrealized appreciation (depreciation)(b)	(6,719,182)
Total distributable earnings (loss) — net	$(56,334,701)

Western Asset Core Plus VIT Portfolio 2025 Annual Report

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains. Losses may be subject to limitation under IRC Section 382 in future periods.

(a)
Other book/tax temporary differences are attributable to the tax deferral of losses on straddles and the realization for tax purposes of unrealized gains (losses) on futures, options and foreign currency contracts.

(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, outstanding ARS hyperinflation, tax amortization of premium, and partnership basis adjustment .

12. Operating segments
The Portfolio operates as a single operating segment, which is an investment portfolio. A management group assigned to the Portfolio within the Portfolio’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Portfolio’s operating results and allocating resources in accordance with the Portfolio’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Portfolio’s Schedule of Investments provides details of the Portfolio’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Core Plus VIT Portfolio 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Variable Income Trust and Shareholders of Western Asset Core Plus VIT Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Core Plus VIT Portfolio (one of the portfolios constituting Legg Mason Partners Variable Income Trust, referred to hereafter as the “Portfolio”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, agent banks and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 13, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset Core Plus VIT Portfolio 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Portfolio is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Portfolio hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:

	Pursuant to:	Amount Reported
Section 163(j) Interest Earned	§163(j)	$5,327,320
Interest Earned from Federal Obligations	Note (1)	$1,082,085
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Western Asset Core Plus VIT Portfolio

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Core Plus VIT Portfolio

Western Asset
Core Plus VIT Portfolio
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Pte. Ltd.
Western Asset Management Company Ltd
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Core Plus VIT Portfolio
The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.
Western Asset Core Plus VIT Portfolio
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Portfolio’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolio at 877-6LM-FUND/656-3863.
Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Core Plus VIT Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.
Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90086-AFSOI 2/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 24, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 24, 2026